Transactions With Related Parties, Family Trading Inc (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 08, 2021	Feb. 17, 2020	Mar. 29, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2023	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)					7,200,000	2,188
Preferred stock, shares outstanding (in shares)				3,659,627	5,864,200	13,452		11,264
Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)				0	0
Dividends declared				$ 1,001	$ 2,046	$ 1,883
Preferred stock, shares outstanding (in shares)				0	13,452		13,452
Common shares that would be issued upon conversion (in shares)							2,930,718
Related Party [Member] | Family Trading [Member] | Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)	2,188	16,004	27,129
Dividends declared				$ 1,001	$ 2,046
Accrued interest on unpaid dividends				0	30
Dividends payable				$ 0	$ 0
Preferred stock, shares outstanding (in shares)							13,452